Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 114	$ 8,656
Derivative Asset	9,221	3,378
Derivative Liability	1,870	17,540
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	7,835	1,389
Subtotal - Liabilities	1,870	17,540
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	3,956	7
Derivative Liability, Current	1,756	8,884
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	3,879	1,382
Derivative Liability, Noncurrent	114	8,656
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	1,386	1,989
Subtotal - Liabilities	0	0
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	735	0
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	651	0
Derivative Liability, Noncurrent	0	0
Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	1,845
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	144
Derivative Liability, Noncurrent	$ 0	$ 0